SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaids And Deposits
Insurance	$ 370,609	$ 838,445
Prepaid other	112,439	142,124
Deposits	241,465	361,646
Prepaid expenses and deposits	$ 724,513	$ 1,342,215